Quarterly Holdings Report
for
Fidelity® MSCI Consumer Discretionary Index ETF
October 31, 2021
T01-NPRT1-1221
1.9584803.107

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
AUTO COMPONENTS – 2.6%
Auto Parts & Equipment – 2.4%
Adient PLC (a)		36,161	$ 1,505,021
American Axle & Manufacturing Holdings, Inc. (a)		74,089	672,728
Aptiv PLC (a)		81,219	14,041,953
Autoliv, Inc.		28,770	2,786,375
BorgWarner, Inc.		80,696	3,636,969
Dana, Inc.		59,423	1,318,596
Dorman Products, Inc. (a)		12,097	1,262,685
Fox Factory Holding Corp. (a)		15,340	2,468,973
Gentex Corp.		83,631	2,959,701
Gentherm, Inc. (a)		15,238	1,121,974
LCI Industries		10,182	1,421,815
Lear Corp.		19,285	3,314,127
Luminar Technologies, Inc. (a)		2,503	41,024
Modine Manufacturing Co. (a)		3,266	35,926
Patrick Industries, Inc.		1,087	84,688
Standard Motor Products, Inc.		15,250	730,475
Stoneridge, Inc. (a)		20,884	396,378
Tenneco, Inc. Class A (a)		54,248	719,871
Veoneer, Inc. (a)		44,219	1,556,509
Visteon Corp. (a)		11,031	1,248,489
XL Fleet Corp. (a)		8,901	48,777
XPEL, Inc. (a)		1,788	135,709
			41,508,763
Tires & Rubber – 0.2%
The Goodyear Tire & Rubber Co. (a)		114,203	2,183,561
TOTAL AUTO COMPONENTS	43,692,324
AUTOMOBILES – 16.9%
Automobile Manufacturers – 16.8%
Canoo, Inc. (a)		7,345	58,907
Fisker, Inc. (a)		4,944	79,351
Ford Motor Co. (a)		1,168,324	19,954,974
General Motors Co. (a)		385,663	20,991,637
Lordstown Motors Corp. Class A (a)		6,601	34,127
Tesla, Inc. (a)		219,980	245,057,720
Thor Industries, Inc.		19,665	2,005,044
Winnebago Industries, Inc.		15,090	1,021,442
Workhorse Group, Inc. (a)		7,101	47,790
			289,250,992
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.		54,964	2,005,636
TOTAL AUTOMOBILES	291,256,628
DISTRIBUTORS – 1.0%
Distributors – 1.0%
Funko, Inc. Class A (a)		2,192	35,927
Genuine Parts Co.		46,066	6,039,713
LKQ Corp. (a)		93,503	5,150,145

		Shares	Value

Pool Corp.		12,680	$ 6,532,229
TOTAL DISTRIBUTORS	17,758,014
DIVERSIFIED CONSUMER SERVICES – 1.4%
Education Services – 0.8%
2U, Inc. (a)		2,375	70,157
Adtalem Global Education, Inc. (a)		25,541	943,229
American Public Education, Inc. (a)		18,437	460,741
Bright Horizons Family Solutions, Inc. (a)		20,091	3,335,106
Chegg, Inc. (a)		41,037	2,439,239
Graham Holdings Co. Class B		1,875	1,098,469
Grand Canyon Education, Inc. (a)		17,557	1,399,293
Houghton Mifflin Harcourt Co. (a)		5,867	83,253
Laureate Education, Inc. Class A (a)		56,295	975,029
Perdoceo Education Corp. (a)		47,114	500,351
Strategic Education, Inc.		10,190	695,060
Stride, Inc. (a)		26,335	934,892
			12,934,819
Specialized Consumer Services – 0.6%
Carriage Services, Inc.		16,299	838,584
Frontdoor, Inc. (a)		32,154	1,198,701
H&R Block, Inc.		74,623	1,721,553
OneSpaWorld Holdings Ltd. (a)		69,065	745,902
Service Corp. International		57,158	3,914,751
Terminix Global Holdings, Inc. (a)		46,852	1,896,569
Vivint Smart Home, Inc. (a)		4,249	38,538
WW International, Inc. (a)		27,899	484,327
			10,838,925
TOTAL DIVERSIFIED CONSUMER SERVICES	23,773,744
HOTELS, RESTAURANTS & LEISURE – 16.2%
Casinos & Gaming – 2.1%
Accel Entertainment, Inc. (a)		51,176	623,324
Bally's Corp. (a)		17,324	793,612
Boyd Gaming Corp. (a)		31,558	2,012,769
Caesars Entertainment, Inc. (a)		58,124	6,362,253
Churchill Downs, Inc.		12,354	2,841,420
DraftKings, Inc. Class A (a)		1,563	72,820
Everi Holdings, Inc. (a)		52,496	1,259,904
GAN Ltd. (a)		3,418	48,809
Golden Entertainment, Inc. (a)		1,352	70,263
Las Vegas Sands Corp. (a)		108,212	4,199,708
MGM Resorts International		127,632	6,019,125
Monarch Casino & Resort, Inc. (a)		10,384	749,932
Penn National Gaming, Inc. (a)		53,190	3,808,404
Red Rock Resorts, Inc. Class A (a)		32,087	1,745,854
Rush Street Interactive, Inc. (a)		4,614	92,880
Scientific Games Corp. Class A (a)		25,221	2,018,941
Wynn Resorts Ltd. (a)		33,657	3,022,399
			35,742,417

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – 5.1%
Airbnb, Inc. Class A (a)	516	$ 88,060
Booking Holdings, Inc. (a)	12,033	29,129,246
Carnival Corp. (a)	222,975	4,941,126
Choice Hotels International, Inc.	14,243	2,002,851
Expedia Group, Inc. (a)	42,736	7,026,226
Hilton Grand Vacations, Inc. (a)	34,137	1,716,408
Hilton Worldwide Holdings, Inc. (a)	84,594	12,177,306
Hyatt Hotels Corp. Class A (a)	1,089	92,783
Lindblad Expeditions Holdings, Inc. (a)	29,480	440,726
Marriott International, Inc. Class A (a)	83,686	13,391,434
Marriott Vacations Worldwide Corp.	14,646	2,302,644
Norwegian Cruise Line Holdings Ltd. (a)	116,987	3,008,906
Playa Hotels & Resorts N.V. (a)	90,845	773,091
Royal Caribbean Cruises Ltd. (a)	71,356	6,024,587
Travel + Leisure Co.	32,671	1,775,342
Wyndham Hotels & Resorts, Inc.	33,572	2,835,827
		87,726,563
Leisure Facilities – 0.5%
Planet Fitness, Inc. Class A (a)	28,820	2,292,631
SeaWorld Entertainment, Inc. (a)	23,322	1,480,947
Six Flags Entertainment Corp. (a)	31,812	1,308,427
Vail Resorts, Inc.	13,211	4,553,964
		9,635,969
Restaurants – 8.5%
Aramark	77,877	2,840,953
BJ's Restaurants, Inc. (a)	13,956	465,014
Bloomin' Brands, Inc. (a)	37,395	808,480
Brinker International, Inc. (a)	19,323	810,793
Chipotle Mexican Grill, Inc. (a)	8,027	14,280,274
Chuys Holdings, Inc. (a)	1,288	37,558
Cracker Barrel Old Country Store, Inc.	9,230	1,229,159
Darden Restaurants, Inc.	41,465	5,976,765
Dave & Buster's Entertainment, Inc. (a)	22,462	834,014
Denny's Corp. (a)	42,987	683,493
Dine Brands Global, Inc. (a)	9,436	797,437
Domino's Pizza, Inc.	12,229	5,979,614
El Pollo Loco Holdings, Inc. (a)	22,382	329,016
Jack in the Box, Inc.	10,043	993,755
McDonald's Corp.	216,151	53,075,878
Papa John's International, Inc.	12,603	1,563,780
Ruth's Hospitality Group, Inc. (a)	27,794	537,536
Shake Shack, Inc. Class A (a)	13,377	925,287
Starbucks Corp.	342,525	36,331,627
Texas Roadhouse, Inc.	24,090	2,139,433

		Shares	Value

The Cheesecake Factory, Inc. (a)		20,484	$ 832,470
The Wendy's Co.		73,594	1,641,146
Wingstop, Inc.		11,126	1,918,901
Yum! Brands, Inc.		89,611	11,195,998
			146,228,381
TOTAL HOTELS, RESTAURANTS & LEISURE	279,333,330
HOUSEHOLD DURABLES – 4.5%
Consumer Electronics – 0.5%
Garmin Ltd.		45,258	6,499,049
GoPro, Inc. Class A (a)		73,915	636,408
Sonos, Inc. (a)		37,490	1,222,924
Universal Electronics, Inc. (a)		11,035	454,421
Vuzix Corp. (a)		3,555	38,003
			8,850,805
Home Furnishings – 0.6%
Ethan Allen Interiors, Inc.		22,214	515,587
La-Z-Boy, Inc.		23,151	769,539
Leggett & Platt, Inc.		48,290	2,262,387
Mohawk Industries, Inc. (a)		19,882	3,523,289
Purple Innovation, Inc. (a)		3,053	58,923
Tempur Sealy International, Inc.		66,526	2,958,411
The Lovesac Co. (a)		2,379	185,586
			10,273,722
Homebuilding – 2.8%
Cavco Industries, Inc. (a)		4,283	1,029,548
Century Communities, Inc.		15,295	1,025,683
D.R. Horton, Inc.		104,245	9,305,951
Green Brick Partners, Inc. (a)		26,970	702,568
Hovnanian Enterprises, Inc. (a)		452	38,085
Installed Building Products, Inc.		10,238	1,300,738
KB Home		33,267	1,335,670
Lennar Corp. Class A		84,514	8,445,484
LGI Homes, Inc. (a)		8,932	1,333,548
M.D.C. Holdings, Inc.		24,882	1,218,720
M/I Homes, Inc. (a)		15,908	910,892
Meritage Homes Corp. (a)		15,683	1,704,899
NVR, Inc. (a)		1,102	5,394,070
PulteGroup, Inc.		86,842	4,175,363
Skyline Champion Corp. (a)		24,291	1,538,106
Taylor Morrison Home Corp. (a)		50,319	1,536,239
Toll Brothers, Inc.		42,839	2,577,623
TopBuild Corp. (a)		11,564	2,971,601
Tri Pointe Homes, Inc. (a)		56,987	1,378,516
			47,923,304
Household Appliances – 0.4%
Aterian, Inc. (a)		4,047	25,860
Helen of Troy Ltd. (a)		9,214	2,072,689
iRobot Corp. (a)		11,530	961,833
Whirlpool Corp.		20,378	4,296,294
			7,356,676
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
HOUSEHOLD DURABLES – continued
Housewares & Specialties – 0.2%
Newell Brands, Inc.		131,185	$3,002,824
Tupperware Brands Corp. (a)		3,546	78,863
			3,081,687
TOTAL HOUSEHOLD DURABLES	77,486,194
INTERNET & DIRECT MARKETING RETAIL – 24.9%
Internet & Direct Marketing Retail – 24.9%
1-800-FLOWERS.com, Inc. Class A (a)		20,222	649,531
Amazon.com, Inc. (a)		109,919	370,694,133
CarParts.com, Inc. (a)		5,912	90,040
Chewy, Inc. Class A (a)		1,130	85,654
DoorDash, Inc. Class A (a)		88	17,142
Duluth Holdings, Inc. Class B (a)		6,048	86,668
eBay, Inc.		203,011	15,575,004
Etsy, Inc. (a)		37,248	9,337,701
Groupon, Inc. (a)		17,205	365,090
Lands' End, Inc. (a)		15,003	394,279
MercadoLibre, Inc. (a)		13,175	19,512,439
Overstock.com, Inc. (a)		15,754	1,500,253
PetMed Express, Inc.		16,504	469,209
Porch Group, Inc. (a)		3,683	77,453
Poshmark, Inc. (a)		1,630	39,658
Quotient Technology, Inc. (a)		50,517	325,329
Qurate Retail, Inc. Class A		144,658	1,510,230
Revolve Group, Inc. (a)		16,810	1,261,422
Shutterstock, Inc.		10,386	1,258,264
Stitch Fix, Inc. Class A (a)		21,640	748,744
The RealReal, Inc. (a)		20,492	267,011
Wayfair, Inc. Class A (a)		20,694	5,154,875
TOTAL INTERNET & DIRECT MARKETING RETAIL	429,420,129
LEISURE PRODUCTS – 1.5%
Leisure Products – 1.5%
Acushnet Holdings Corp.		19,705	1,003,773
Brunswick Corp.		27,491	2,559,137
Callaway Golf Co. (a)		40,390	1,092,550
Hasbro, Inc.		42,689	4,087,899
Johnson Outdoors, Inc. Class A		4,716	500,745
Malibu Boats, Inc. Class A (a)		11,256	794,786
Mattel, Inc. (a)		124,346	2,711,986
Nautilus, Inc. (a)		5,427	55,518
Peloton Interactive, Inc. Class A (a)		60,134	5,498,653
Polaris, Inc.		20,462	2,352,107
Smith & Wesson Brands, Inc.		38,240	822,160
Sturm Ruger & Co., Inc.		10,891	859,082
Vista Outdoor, Inc. (a)		28,260	1,182,398
YETI Holdings, Inc. (a)		27,207	2,675,264
TOTAL LEISURE PRODUCTS	26,196,058

		Shares	Value
MEDIA – 0.0%
Broadcasting – 0.0%
Media General, Inc. (a)(b)		7,026	$ 0
MULTILINE RETAIL – 4.1%
Department Stores – 0.5%
Dillard's, Inc. Class A		4,757	1,099,533
Kohl's Corp.		54,509	2,645,322
Macy's, Inc.		112,357	2,974,090
Nordstrom, Inc. (a)		43,483	1,249,266
			7,968,211
General Merchandise Stores – 3.6%
Big Lots, Inc.		17,563	777,163
Dollar General Corp.		70,127	15,534,533
Dollar Tree, Inc. (a)		72,113	7,770,897
Franchise Group, Inc.		2,450	90,160
Ollie's Bargain Outlet Holdings, Inc. (a)		21,160	1,431,686
Target Corp.		144,042	37,396,184
			63,000,623
TOTAL MULTILINE RETAIL	70,968,834
SPECIALTY RETAIL – 19.6%
Apparel Retail – 3.2%
Abercrombie & Fitch Co. Class A (a)		29,802	1,178,371
American Eagle Outfitters, Inc.		59,017	1,401,064
Boot Barn Holdings, Inc. (a)		15,009	1,568,290
Burlington Stores, Inc. (a)		20,713	5,722,795
Caleres, Inc.		2,058	47,458
Citi Trends, Inc. (a)		554	42,857
Designer Brands, Inc. Class A (a)		44,199	598,012
Foot Locker, Inc.		35,702	1,701,914
Genesco, Inc. (a)		12,983	786,640
Guess?, Inc.		27,074	560,703
Ross Stores, Inc.		106,680	12,076,176
Shoe Carnival, Inc.		19,890	673,674
The Buckle, Inc.		19,012	791,279
The Children's Place, Inc. (a)		9,739	807,266
The Gap, Inc.		80,392	1,824,095
The TJX Cos., Inc.		353,235	23,133,360
Urban Outfitters, Inc. (a)		30,986	989,383
Victoria's Secret & Co. (a)		28,634	1,445,158
Zumiez, Inc. (a)		14,577	593,284
			55,941,779
Automotive Retail – 3.4%
Advance Auto Parts, Inc.		21,493	4,847,101
America's Car-Mart, Inc. (a)		4,751	567,697
Arko Corp. (a)		8,715	83,577
Asbury Automotive Group, Inc. (a)		7,839	1,534,171
AutoNation, Inc. (a)		20,036	2,426,760
AutoZone, Inc. (a)		6,542	11,676,423

Quarterly Report	4

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Automotive Retail – continued
Camping World Holdings, Inc. Class A	21,774	$ 811,081
CarLotz, Inc. (a)	10,600	38,160
CarMax, Inc. (a)	51,348	7,030,568
Carvana Co. (a)	19,881	6,027,522
Group 1 Automotive, Inc.	7,722	1,388,416
Lithia Motors, Inc.	9,812	3,132,187
Monro, Inc.	15,985	987,234
Murphy USA, Inc.	11,084	1,806,138
O'Reilly Automotive, Inc. (a)	20,936	13,028,892
Penske Automotive Group, Inc.	14,549	1,542,921
Sonic Automotive, Inc. Class A	15,528	767,549
Vroom, Inc. (a)	2,096	40,096
		57,736,493
Computer & Electronics Retail – 0.8%
Best Buy Co., Inc.	69,773	8,529,051
GameStop Corp. Class A (a)	19,418	3,563,397
Rent-A-Center, Inc.	22,006	1,172,040
		13,264,488
Home Improvement Retail – 9.6%
Floor & Decor Holdings, Inc. Class A (a)	28,478	3,870,730
GrowGeneration Corp. (a)	2,733	57,611
Lowe's Cos., Inc.	205,313	48,006,286
Lumber Liquidators Holdings, Inc. (a)	3,585	64,817
The Home Depot, Inc.	306,337	113,877,716
		165,877,160
Homefurnishing Retail – 0.6%
Bed Bath & Beyond, Inc. (a)	51,375	721,305
Haverty Furniture Companies, Inc.	15,719	451,135
RH (a)	5,295	3,492,741
Sleep Number Corp. (a)	11,410	1,007,960
The Aaron's Co., Inc.	13,447	314,525
Williams-Sonoma, Inc.	25,327	4,703,984
		10,691,650
Specialty Stores – 2.0%
Academy Sports & Outdoors, Inc. (a)	1,568	67,079
Bath & Body Works, Inc.	84,589	5,844,254
Dick's Sporting Goods, Inc.	24,230	3,009,608
Five Below, Inc. (a)	18,534	3,656,758
Hibbett, Inc.	11,013	852,847
Leslie's, Inc. (a)	2,721	56,270
MarineMax, Inc. (a)	15,320	793,423
National Vision Holdings, Inc. (a)	31,690	1,953,372
Petco Health & Wellness Co., Inc. (a)	2,169	53,640
Sally Beauty Holdings, Inc. (a)	55,489	846,762
Signet Jewelers Ltd.	22,954	2,047,038

		Shares	Value

Sportsman's Warehouse Holdings, Inc. (a)		4,978	$ 85,920
The Container Store Group, Inc. (a)		4,183	46,264
The ODP Corp. (a)		24,534	1,062,322
Tractor Supply Co.		35,957	7,808,782
Ulta Beauty, Inc. (a)		16,489	6,057,399
Winmark Corp.		3,016	702,185
			34,943,923
TOTAL SPECIALTY RETAIL	338,455,493
TEXTILES, APPAREL & LUXURY GOODS – 7.1%
Apparel, Accessories & Luxury Goods – 2.8%
Capri Holdings Ltd. (a)		50,849	2,707,201
Carter's, Inc.		17,001	1,674,939
Columbia Sportswear Co.		12,716	1,320,429
G-III Apparel Group Ltd. (a)		26,367	755,678
Hanesbrands, Inc.		124,450	2,120,628
Kontoor Brands, Inc.		21,475	1,138,175
Levi Strauss & Co. Class A		33,527	877,737
Lululemon Athletica, Inc. (a)		36,911	17,200,895
Movado Group, Inc.		1,723	57,376
Oxford Industries, Inc.		10,026	929,611
PLBY Group, Inc. (a)		1,143	32,095
PVH Corp. (a)		25,108	2,745,058
Ralph Lauren Corp.		17,861	2,271,383
Tapestry, Inc.		92,053	3,588,226
Under Armour, Inc. Class A (a)		73,183	1,607,099
Under Armour, Inc. Class C (a)		79,273	1,496,674
VF Corp.		102,233	7,450,741
			47,973,945
Footwear – 4.3%
Crocs, Inc. (a)		22,805	3,681,867
Deckers Outdoor Corp. (a)		9,306	3,678,755
NIKE, Inc. Class B		367,558	61,488,778
Skechers U.S.A., Inc. Class A (a)		50,305	2,324,594
Steven Madden Ltd.		34,263	1,545,261
Wolverine World Wide, Inc.		35,330	1,171,896
			73,891,151
TOTAL TEXTILES, APPAREL & LUXURY GOODS	121,865,096
TOTAL COMMON STOCKS (Cost $1,176,344,340)			1,720,205,844
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Money Market Fund – 0.2%
		Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $3,170,000)		3,170,000	$ 3,170,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,179,514,340)	1,723,375,844
NET OTHER ASSETS (LIABILITIES) (d) – 0.0%	410,276
NET ASSETS – 100.0%	$ 1,723,786,120

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Includes $162,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	3	December 2021	$ 344,295	$ 11,768	$ 11,768
CME E-mini S&P Consumer Discretionary Select Sector Index Future (United States)	15	December 2021	3,045,600	308,215	308,215
Total Equity Index Contracts					$ 319,983
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Quarterly Report	6

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	8